RESTATEMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020
Notes receivable investment	$ (500,000)	$ 0	$ 0	$ (300,000)
Net cash used in investing activities	(850,000)	$ 0	$ 0	$ (380,000)
Restated [Member]
Cash paid for asset purchase	(350,000)
Notes receivable investment	(500,000)
Net cash used in investing activities	(850,000)
Previous [Member]
Cash paid for asset purchase	(850,000)
Notes receivable investment	0
Net cash used in investing activities	(850,000)
Change [Member]
Cash paid for asset purchase	500,000
Notes receivable investment	(500,000)
Net cash used in investing activities	$ 0